UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Sept. 30, 2002
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

					                Southfield, MI   	   11/01/02
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           76
                                          -----------------
Form 13F Information Table Value Total:   $     38,247
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]



                                                     SUMMARY TABLE
                                                     Sept 30, 2002


                                    TITLE            VALUE                                      VOTING
                                    OF               IN       SHARES/  SH/  PUT/ INVESTMT       AUTHORITY
       NAME OF ISSUER               CLASS  CUSIP     $1,000'S PRN AMT  PRN  CALL DSCRETN  MGRS  SOLE
ADBE   ADOBE                        COM    00724F101      151    7,900 SH        SOLE               7,900
ADP    AUTOMATIC DATA PROCESSING    COM    53015103       174    5,000 SH        SOLE               5,000
ADRX   ANDRX                        COM    034553107      104    4,700 SH        SOLE               4,700
AIG    AMERICAN INTERNATIONAL GROUP COM    026874107    1,062   19,420 SH        SOLE              19,420
ALTR   ALTERA                       COM    9734406        107   12,300 SH        SOLE              12,300
AMAT   APPLIED MATERIALS            COM    038222105      450   39,000 SH        SOLE              39,000
AMGN   AMGEN                        COM    031162100      992   23,800 SH        SOLE              23,800
AOL    AOL TIME WARNER              COM    02364J104      374   31,950 SH        SOLE              31,950
BA     BOEING                       COM    097023105      239    7,000 SH        SOLE               7,000
BAC    BANKAMERICA                  COM    06605F102      817   12,800 SH        SOLE              12,800
BLS    BELLSOUTH                    COM    079860102      274   14,900 SH        SOLE              14,900
BMET   BIOMET                       COM    90613100       320   12,000 SH        SOLE              12,000
BMY    BRISTOL-MYERS SQUIBB         COM    110122108      331   13,900 SH        SOLE              13,900
C      CITIGROUP                    COM    172967101    1,222   41,230 SH        SOLE              41,230
CAH    CARDINAL HEALTHCARE          COM    14149Y108       79    1,265 SH        SOLE               1,265
CEFT   CONCORD EFS                  COM    206197105      273   17,200 SH        SOLE              17,200
CMCSK  COMCAST                      COM    200300200      432   20,700 SH        SOLE              20,700
CSCO   CISCO SYSTEMS                COM    17275R102    1,211  115,580 SH        SOLE             115,580
CTAS   CINTAS                       COM    172908105      252    6,000 SH        SOLE               6,000
CTXS   CITRIX SYSTEMS               COM    177376100       43    7,200 SH        SOLE               7,200
DD     DU PONT (E.I.) DE NEMOURS    COM    263534109      332    9,200 SH        SOLE               9,200
DELL   DELL COMPUTER                COM    247025109    1,126   47,900 SH        SOLE              47,900
DIS    DISNEY (WALT) CO.            COM    254687106      266   17,550 SH        SOLE              17,550
EMC    EMC CORP                     COM    268648102       85   18,500 SH        SOLE              18,500
F      FORD MOTOR COMPANY           COM    345370100      219   22,375 SH        SOLE              22,375
FITB   FIFTH THIRD BANK             COM    316773100      257    4,200 SH        SOLE               4,200
FNM    FEDERAL NATIONAL MTGE ASSOC. COM    313586109      500    8,400 SH        SOLE               8,400
GCI    GANNETT                      COM    364730101       29      400 SH        SOLE                 400
GE     GENERAL ELECTRIC             COM    369604103    1,900   77,060 SH        SOLE              77,060
GENZ   GENZYME                      COM    372917104      157    7,600 SH        SOLE               7,600
GM     GENERAL MOTORS               COM    370442105       28      531 SH        SOLE                 531
HD     HOME DEPOT                   COM    437076102      553   21,200 SH        SOLE              21,200
IBM    INTL BUS MACHINES            COM    459200101      776   13,300 SH        SOLE              13,300
INTC   INTEL                        COM    458140100    1,211   87,200 SH        SOLE              87,200
JDSU   JDS UNIPHASE                 COM    466125101       90   46,400 SH        SOLE              46,400
JNJ    JOHNSON & JOHNSON            COM    478160104    1,255   23,200 SH        SOLE              23,200
JPM    J. P. MORGAN                 COM    616880100      147    7,755 SH        SOLE               7,755
KLAC   KLA TENCOR                   COM    482480100      168    6,000 SH        SOLE               6,000
KMB    KIMBERLY CLARK               COM    494368103      130    2,300 SH        SOLE               2,300
KO     COCA-COLA COMPANY            COM    191216100      926   19,300 SH        SOLE              19,300
LLTC   LINEAR TECHNOLOGY            COM    535678106      286   13,800 SH        SOLE              13,800
LLY    LILLY (ELI) & CO.            COM    532457108      443    8,000 SH        SOLE               8,000
LU     LUCENT TECHNOLOGIES          COM    549463107        1      800 SH        SOLE                 800
MCD    MCDONALDS                    COM    580135101      221   12,500 SH        SOLE              12,500
MDT    MEDTRONIC                    COM    585055106      438   10,400 SH        SOLE              10,400
MRK    MERCK                        COM    589331107      795   17,400 SH        SOLE              17,400
MSFT   MICROSOFT                    COM    594918104    3,434   78,600 SH        SOLE              78,600
MWD    MORGAN STANLEY DEAN WITTER   COM    617446448      318    9,400 SH        SOLE               9,400
MXIM   MAXIM INTEGRATED             COM    57772K101      386   15,600 SH        SOLE              15,600
ONE    BANK ONE                     COM    06423A103      262    7,005 SH        SOLE               7,005
ORCL   ORACLE SYSTEMS               COM    68389X105      925  117,700 SH        SOLE             117,700
PAYX   PAYCHEX                      COM    704326107      257   10,550 SH        SOLE              10,550
PFE    PFIZER                       COM    717081103    1,276   43,975 SH        SOLE              43,975
PG     PROCTOR & GAMBLE             COM    742718109    1,010   11,300 SH        SOLE              11,300
PSFT   PEOPLESOFT                   COM    712713106      148   12,000 SH        SOLE              12,000
QCOM   QUALCOMM                     COM    747525103      894   32,350 SH        SOLE              32,350
RD     ROYAL DUTCH PETROLEUM - ADR  COM    780257804      691   17,200 SH        SOLE              17,200
SBC    SBC COMMUNICATIONS           COM    78387G103      505   25,149 SH        SOLE              25,149
SBUX   STARBUCKS                    COM    855244109      352   17,000 SH        SOLE              17,000
SEBL   SEIBEL SYSTEMS               COM    826170102      120   20,900 SH        SOLE              20,900
SGP    SCHERING-PLOUGH              COM    806605101      230   10,800 SH        SOLE              10,800
STT    STATE STREET BOSTON          COM    857477103       68    1,760 SH        SOLE               1,760
SUNW   SUN MICROSYSTEMS             COM    866810104      184   70,900 SH        SOLE              70,900
TAP/A  TRAVELERS A                  COM    89420G109        2      135 SH        SOLE                 135
TAP/B  TRAVELERS B                  COM    89420G406        4      279 SH        SOLE                 279
TXN    TEXAS INSTRUMENTS            COM    882508104      245   16,600 SH        SOLE              16,600
UTX    UNITED TECHNOLOGIES          COM    913017109      169    3,000 SH        SOLE               3,000
VOD    VODAFONE                     COM    92857T107        9      675 SH        SOLE                 675
VRTS   VERITAS                      COM    923436109      162   11,000 SH        SOLE              11,000
VZ     VERIZON                      COM    92343V104      583   21,246 SH        SOLE              21,246
WFC    WELLS FARGO                  COM    949746101      684   14,200 SH        SOLE              14,200
WM     WASHINGTON MUTUAL            COM    939322103      110    3,500 SH        SOLE               3,500
WMT    WAL-MART STORES              COM    931142103    1,728   35,100 SH        SOLE              35,100
WYE    WYETH                        COM    983024100      312    9,800 SH        SOLE               9,800
XLNX   XILINX                       COM    983919101      239   15,100 SH        SOLE              15,100
XOM    EXXON MOBIL                  COM    30231G102    1,694   53,094 SH        SOLE              53,094

       TOTAL                                           38,247


       * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE
         SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE
         CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND.
         THEY HAVE FILED THESE SECURITIES ON OUR BEHALF
         ON THEIR FORM 13F REPORT.